Schedule of fair value of financial instrument carried at fair value (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Financial assets: at fair value through profit or loss	$ 353,747	$ 450,603	$ 346,120	$ 440,888	$ 439,817
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets: at fair value through profit or loss
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets: at fair value through profit or loss
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets: at fair value through profit or loss		$ 450,603		$ 440,888